Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue from Contracts with Customers	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue from educational content service and other services
Revenue from contracts with customers	¥ 204,916,075		¥ 365,071,687	¥ 309,302,635
Revenue	505,724,311	$ 73,323,133	473,247,283	404,931,954
Subscription revenue [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	59,217,081		148,041,259	131,047,390
Licensing revenue [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	141,957,541		204,369,087	164,489,755
Other services revenue [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	3,741,453		12,661,341	13,765,490
Revenue from IT related solution services [Member]
Revenue from educational content service and other services
Other revenue	300,808,236		108,175,596	95,629,319
Revenue from educational content service [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	141,957,541		204,369,087	164,489,755
Revenue from IT related solution services [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	299,803,227		108,070,096	95,579,979
Revenue from educational content service [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	62,958,534		160,702,600	144,812,880
Revenue from IT related solution services [Member]
Revenue from educational content service and other services
Revenue from contracts with customers	¥ 1,005,009		¥ 105,500	¥ 49,340